Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value of Options

The variables used in these calculations of the fair value of the options are as follows:

	For the nine months ended September 30,
	2016	2015
Risk free interest rate (5 year Treasury)	1.49%	1.52%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	5
Expected volatility	40.1%	47.1%

The variables used in these calculations of the fair value of the options are as follows:

	For the twelve months ended December 31,
	2015	2014
Risk free interest rate (5 year Treasury)	1.52% - 1.68%	1.74%
Expected dividend yield	0%	0%
Expected term (years)	5	5
Expected volatility	40.6% - 47.1%	51.4%

Summary of Stock Option Activity

Stock option activity for the nine months ended September 30, 2016 is summarized below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value(1)
Options outstanding, January 1, 2016	211,185	$6.57	6.0
Granted	7,500	5.76
Forfeited	(13,787)	5.90
Exercised	—	—
Expired	(8,598)	12.84

Options outstanding and exercisable, September 30, 2016	196,300	$6.20	5.7	$126,134

(1)	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on September 30, 2016. This amount changes based on changes in the market value of the Company’s common stock.

Stock option plan activity for 2015 and 2014 is summarized below:

			Weighted Average
		Weighted Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Life (in years)	Value(1)
Options outstanding, January 1, 2014	191,002	$7.35	6.8
Granted	7,000	5.99
Forfeited	(344)	5.90
Exercised	—	—
Expired	(7,239)	14.65

Options outstanding, December 31, 2014	190,419	7.02	6.2	$32,718

Granted	28,500	5.65
Forfeited	—	—
Exercised	—	—
Expired	(7,734)	14.43

Options outstanding, December 31, 2015	211,185	$6.57	6.0	$81,248

Options exercisable, December 31, 2015	211,185	$6.57	6.0	$81,248

(1)	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on December 31, 2015 and 2014. This amount changes based on changes in the market value of the Company’s common stock.